FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Fair Values Of Financial Assets And Liabilities Not Measured At Fair Value (details) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Total liabilities	$ (616,153)	$ (515,162)
Non-recurring fair value measurement | Convertible notes
Disclosure of financial liabilities [line items]
Total liabilities	(284,049)	(247,551)
Non-recurring fair value measurement | Convertible notes | Fair value
Disclosure of financial liabilities [line items]
Total liabilities	(414,316)	(263,675)
2013 Notes | Non-recurring fair value measurement | Convertible notes
Disclosure of financial liabilities [line items]
Total liabilities	(114,280)	(247,551)
2013 Notes | Non-recurring fair value measurement | Convertible notes | Fair value
Disclosure of financial liabilities [line items]
Total liabilities	(116,581)	(263,675)
2019 Notes | Non-recurring fair value measurement | Convertible notes
Disclosure of financial liabilities [line items]
Total liabilities	(169,769)	0
2019 Notes | Non-recurring fair value measurement | Convertible notes | Fair value
Disclosure of financial liabilities [line items]
Total liabilities	$ (297,735)	$ 0